Supplement to the
Gold Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AGLD-SUM-16-01 1.9880377.100	December 1, 2016

Supplement to the
Gold Portfolio
Class I
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AGLDI-SUM-16-01 1.9880378.100	December 1, 2016

Supplement to the
Gold Portfolio
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

GOL-SUM-16-01 1.9880368.100	December 1, 2016